Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and Other Current Assets
Deductible input value-added tax	¥ 21,272		¥ 29,941
Prepayment for promotion and advertising expense and other operation expenses	63,322		59,409
Other receivable related to exercise of employee options	13,577		11,216
Prepaid content costs	28,857		36,884
Interest income receivables	30,257		12,320
Rental and other deposits	35,689		31,181
Inventories	22,186		10,347
Others	16,856		7,951
Total	¥ 232,016	$ 32,679	¥ 199,249